Accumulated other comprehensive income (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Accumulated Other Comprehensive Income (Loss) [Abstract]
Pension adjustments, net of tax	$ (1,867)	$ (2,029)	$ (1,432)
Foreign currency translation adjustments	(8,821)	1,219	0
Total	$ (10,688)	$ (810)	$ (1,432)